Note 8 - Deposits (Detail) - Maturities on Time Deposits of $100,000 or More (USD $)	Dec. 31, 2012	Dec. 31, 2011
Within three months (in Dollars)	$ 10,031,000
Within three months	12.55%
Beyond three but within six months (in Dollars)	9,005,000
Beyond three but within six months	11.27%
Beyond six but within twelve months (in Dollars)	18,234,000
Beyond six but within twelve months	22.82%
Beyond one year (in Dollars)	42,648,000
Beyond one year	53.36%
Total (in Dollars)	$ 79,918,000	$ 86,793,000
Total	100.00%